Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Cash Flows from Operating Activities
Net Income	$ 1,592	$ 1,510
Adjustments to determine net cash flows provided by (used in) operating activities
Net (gain) on securities, other than trading	(64)	(49)
Net (increase) in trading securities	(11,247)	(2,008)
Provision for credit losses (Note 3)	349	137
Decrease in derivative asset	1,760	5,354
(decrease) in derivative liability	(2,095)	(1,637)
Amortization of premises and equipment	199	105
Amortization of other assets	54	53
Amortization of intangible assets	151	133
Net decrease in deferred income tax asset	13	234
Net increase (decrease) in deferred income tax liability		(2)
Net (increase) decrease in current income tax asset	(521)	40
Net increase in current income tax liability	39	36
(increase) decrease in interest receivable	125	(106)
increase (decrease) in interest payable	(13)	51
Changes in other items and accruals, net	(2,635)	(1,771)
Net increase in deposits	14,328	12,408
Net (increase) in loans	(4,014)	(14,376)
Net increase in securities sold but not yet purchased	1,236	1,624
Net increase in securities lent or sold under repurchase agreements	12,817	21,862
Net (increase) in securities borrowed or purchased under resale agreements	(1,098)	(16,152)
Net (decrease) in securitization and structured entities' liabilities	(160)	(1,070)
Net Cash Provided by Operating Activities	10,816	6,376
Cash Flows from Financing Activities
Net (decrease) in liabilities of subsidiaries	(2,725)	(2,692)
Proceeds from issuance of covered bonds		1,878
Redemption of covered bonds	(2,201)	(2,254)
Proceeds from issuance of common shares (Note 5)	25	4
Common shares repurchased for cancellation (Note 5)		(90)
Cash dividends and distributions paid	(710)	(657)
Repayment of lease liabilities	(82)
Net Cash (Used in) Financing Activities	(5,693)	(3,811)
Cash Flows from Investing Activities
Net decrease in interest bearing deposits with banks	880	676
Purchases of securities, other than trading	(19,076)	(15,470)
Maturities of securities, other than trading	3,993	4,235
Proceeds from sales of securities, other than trading	5,967	6,560
Premises and equipment – net (purchases)	(104)	(91)
Purchased and developed software – net (purchases)	(151)	(145)
Net Cash (Used in) Investing Activities	(8,491)	(4,235)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	307	(2)
Net (decrease) in Cash and Cash Equivalents	(3,061)	(1,672)
Cash and Cash Equivalents at Beginning of Period	48,803	42,142
Cash and Cash Equivalents at End of Period	45,742	40,470
Net cash provided by operating activities includes:
Interest paid in the period	3,137	3,122
Income taxes paid in the period	892	404
Interest received in the period	6,168	5,810
Dividends received in the period	$ 404	$ 403